Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operations
Net loss for the year	$ (42,289)	$ (77,081)
Adjustments for:
Finance cost	5,737	5,070
Finance income	(1,126)	(2,013)
Income tax	568
Foreign exchange	(1,366)	1,042
Share-based compensation	3,903	3,998
Amortization	1,099	1,012
Warintza royalty sale	188
Reclamation provision	543	2,216
Other	(9)	6
Net changes in non-cash working capital items:
Prepaids and other	86	(299)
Accounts payable and accrued liabilities	(8,992)	7,565
Reclamation provision settlement	(125)	(13)
Deferred revenue	90,000
Other long-term liability	48	103
Net cash flows from/(used in) operating activities	48,265	(58,394)
Financing
Proceeds from issuing of common shares	244	39,625
Share issuance and loan finance costs paid	(7,257)	(1,895)
Proceeds from the exercise of stock options	463	26
Loan drawdown	15,000	15,000
Loan repayment	(60,000)
Payment of lease liability	(250)	(240)
Contribution from non-controlling interest		67
Other finance costs paid	(53)	(105)
Net cash flows (used in)/from financing activities	(51,853)	52,478
Investing
Restricted cash contribution	(250)
Capital expenditure on property, plant and equipment	(2,281)	(2,406)
Capital expenditure on exploration and evaluation assets	(1,888)	(250)
Finance income received	1,126	1,993
Net cash flows used in investing activities	(3,293)	(663)
Effect of exchange rate change on cash and cash equivalents	353	(548)
Decrease in cash and cash equivalents	(6,528)	(7,127)
Cash and cash equivalents, beginning of year	31,738	38,865
Cash and cash equivalents, end of year	$ 25,210	$ 31,738